9. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future lease commitments
YEARS ENDING DECEMBER 31,
2015	2,324,284
2016	2,491,940
2017 and thereafter	2,518,493
$7,334,717